Other assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2012		2013		2013
	(In millions)
Security deposits for leased property	Rs.	3,149.4	Rs.	3,392.9	US$	62.2
Sundry accounts receivable		7,489.3		17,256.4		316.6
Advance tax (net of provision for taxes)		11,469.1		14,881.1		272.9
Advances		3,180.4		1,701.2		31.2
Prepaid expenses		1,149.1		1,319.6		24.2
Restricted cash/ securitization margin for credit enhancement and securitized transactions		3,222.9		4,372.2		80.2
Derivatives (refer to note 24)		133,194.3		72,523.0		1,330.2
Others		28,177.0		20,390.5		374.1

Total	Rs.	191,031.5	Rs.	135,836.9	US$	2,491.6